CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares
Successor [Member]
Allowance for credit losses | $	$ 2
Debt discount | $	834
Unamortized financing cost | $	14
Interest payable | $	$ 16
Successor [Member] | Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	15,254,389
Common stock, shares outstanding	15,254,389
Successor [Member] | Common Class C [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0